INTANGIBLE ASSETS (Details) - Schedule of intangible assets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trade Names [Member]
INTANGIBLE ASSETS (Details) - Schedule of intangible assets [Line Items]
Intangible asset, gross	$ 2,121,271	$ 2,121,271	$ 217,000
Intangible asset, accumulated amortization	0	0	0
Intangible asset, net	2,121,271	2,121,271	217,000
Noncompete Agreements [Member]
INTANGIBLE ASSETS (Details) - Schedule of intangible assets [Line Items]
Intangible asset, gross	244,000	244,000	244,000
Intangible asset, accumulated amortization	(167,750)	(152,500)	(91,500)
Intangible asset, net	76,250	91,500	152,500
Customer Relationships [Member]
INTANGIBLE ASSETS (Details) - Schedule of intangible assets [Line Items]
Intangible asset, gross	3,830,994	3,830,994	534,645
Intangible asset, accumulated amortization	(748,256)	(552,717)	(167,703)
Intangible asset, net	3,082,738	3,278,277	366,942
Goodwill [Member]
INTANGIBLE ASSETS (Details) - Schedule of intangible assets [Line Items]
Goodwill, gross	16,765,413	18,119,501	151,000
Goodwill, Accumulated Impairment Loss	0	0	0
Goodwill, net	16,765,413	18,119,501	151,000
Intangible asset, gross	22,961,678	24,315,766	1,146,645
Intangible asset, accumulated amortization	(916,006)	(705,217)	(259,203)
Intangible asset, net	$ 22,045,672	$ 23,610,549	$ 887,442